Goodwill and Intangible assets - Schedule of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Goodwill and Intangible assets
Less: Accumulated amortization	¥ (20,499)	$ (2,888)	¥ (14,276)
Total intangible assets, net	17,941	2,527	23,947
Computer software, systems and technology
Goodwill and Intangible assets
Intangible assets gross	14,340	2,020	14,123
Brand
Goodwill and Intangible assets
Intangible assets gross	10,300	1,451	10,300
Customer relationships
Goodwill and Intangible assets
Intangible assets gross	¥ 13,800	$ 1,944	¥ 13,800